Leases	Nov. 18, 2019
Leases [Abstract]
Leases
Note 15. Leases
At June 30, 2019, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

June 30, 2019
(millions)
Dominion Energy
Lease assets:
Operating lease assets	$468
Finance lease assets (1)	87

Total lease assets	$555

Lease liabilities:
Operating lease liabilities (2)	$59
Finance lease liabilities (3)	15

Total lease liabilities - current	74

Operating lease liabilities	404
Finance lease liabilities (4)	72

Total lease liabilities - noncurrent	476

Total lease liabilities	$550

Virginia Power
Operating lease assets	$191
Finance lease assets (1)	11

Total lease assets	$202

Lease liabilities:
Operating lease liabilities (2)	$31
Finance lease liabilities (3)	2

Total lease liabilities - current	33

Operating lease liabilities	158
Finance lease liabilities (4)	8

Total lease liabilities - noncurrent	166

Total lease liabilities	$199

Dominion Energy Gas
Operating lease assets	$39
Finance lease assets (1)	3

Total lease assets (5)	$42

Lease liabilities:
Operating lease liabilities (2)	$6
Finance lease liabilities (3)	—

Total lease liabilities - current	6

Operating lease liabilities	32
Finance lease liabilities (4)	3

Total lease liabilities - noncurrent	35

Total lease liabilities (5)	$41

(1)
Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $
32
 million, $
2
million and $
1
million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at June 30, 2019.

(2)	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
(3)	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
(4)	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
(5)	Excludes $ 24 million of lease assets recorded in assets of discontinued operations and $ 25 million of lease liabilities recorded in liabilities of discontinued operations.
In addition to the amounts disclosed above, Dominion Energy’s Consolidated Balance Sheet at June 30, 2019 includes property, plant and equipment and accumulated depreciation of $2.8 billion and $318 million, respectively, related to facilities subject to power purchase agreements under which Dominion Energy is the lessor.
For the three and six months ended June 30, 2019, total lease cost associated with the Companies’ lessee leasing arrangements consisted of the following:

	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
(millions)
Dominion Energy
Finance lease cost:
Amortization	$4	$7
Interest	1	2
Operating lease cost	19	44
Short-term lease cost	7	13
Variable lease cost	1	3

Total lease cost	$32	$69

Virginia Power
Operating lease cost	$11	$21
Short-term lease cost	2	4
Variable lease cost	—	1

Total lease cost	$13	$26

Dominion Energy Gas
Operating lease cost	$1	$3
Short-term lease cost	2	3

Total lease cost	$3	$6

For the six months ended June 30, 2019, cash paid for amounts included in the measurement of lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

Six Months Ended June 30, 2019
(millions)
Dominion Energy
Operating cash flows for finance leases	$2
Operating cash flows for operating leases	61
Financing cash flows for finance leases	6
Virginia Power
Operating cash flows for operating leases	26
Dominion Energy Gas
Operating cash flows for operating leases	6
In addition to the amounts disclosed above, Dominion Energy’s Consolidated Statement of Income for the three and six months ended June 30, 2019 includes $53 million and $82 million, respectively, of rental revenue included in operating revenue and $24 million and $47 million, respectively, of depreciation expense, included in depreciation, depletion and amortization, related to facilities subject to power purchase agreements under which Dominion Energy is the lessor.
At June 30, 2019, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

June 30, 2019
Dominion Energy
Weighted average remaining lease term - finance leases	7 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.68%
Weighted average discount rate - operating leases	4.61%
Virginia Power
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	17 years
Weighted average discount rate - finance leases	4.93%
Weighted average discount rate - operating leases	4.51%
Dominion Energy Gas
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	4.85%
Weighted average discount rate - operating leases	4.43%
The Companies’ lease liabilities have the following scheduled maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power		Dominion Energy Gas (1)
(millions)	Operating	Finance	Operating	Finance	Operating	Finance
2019	$35	$10	$17	$1	$8	$1
2020	67	18	33	2	13	1
2021	59	16	29	2	11	1
2022	49	14	23	2	9	1
2023	39	11	18	2	6	1
After 2023	531	35	160	3	25	2

Total undiscounted lease payments	780	104	280	12	72	7

Present value adjustment	(317)	(17)	(91)	(2)	(13)	(1)

Present value of lease liabilities	$463	$87	$189	$10	$59	$6

(1)	Includes amounts reflected in discontinued operations.
Future Leasing Arrangement
In July 2016, Dominion Energy signed an agreement with a lessor to construct and lease a new corporate office property in Richmond, Virginia. The lessor is providing equity and has obtained financing commitments from debt investors, totaling $365 million, to fund the estimated project costs. The project is expected to be substantially completed in the third quarter of 2019. Dominion Energy has been appointed to act as the construction agent for the lessor, during which time Dominion Energy will request cash draws from the lessor and debt investors to fund all project costs, which totaled $340 million at June 30, 2019. If the project is terminated under certain events of default, Dominion Energy could be required to pay up to 89.9% of the then funded amount. For specific full recourse events, Dominion Energy could be required to pay up to 100% of the then funded amount.
The five-year lease term will commence once construction is substantially complete and the facility is able to be occupied. Upon its commencement, the lease for the facility will be classified as a finance lease. At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional five years
, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property. If the project is sold and the proceeds from the sale are insufficient to repay the investors for the project costs, Dominion Energy may be required to make a payment to the lessor, up to 87% of project costs, for the difference between the project costs and sale proceeds.